Taxes (Details 1) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Taxes
Corporation income tax payable	$ 1,428,586	$ 1,033,043
Other tax payable	133,055	153,914
Total	$ 1,561,641	$ 1,186,957